DEFERRED REVENUE (Details) - USD ($) $ in Millions		1 Months Ended
	Sep. 12, 2022	Jul. 31, 2022	May 31, 2022
DEFERRED REVENUE (Details) [Line Items]
Total commitment	$ 2.6
Deferred revenue		$ 1.4
Medtronic [Member]
DEFERRED REVENUE (Details) [Line Items]
Purchase of medtronic		$ 1.2	$ 2.6